Accrued Expense and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expense and Other Current Liabilities [Abstract]
Accrued Expense and Other Current Liabilities

Note 6 — Accrued Expense and Other Current Liabilities

Accrued liabilities as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Accrued bonus and commissions	$—	$1,103
Accrued payroll taxes	24,205	11,194
Accrued sales and other indirect taxes payable	4,673	10,164
Other accrued expenses	12,872	23,637
	$41,750	$46,098